Finance Costs, Net	12 Months Ended
Dec. 31, 2017
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Finance Costs, Net

Note 7: Finance Costs, Net

The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,
	2017	2016
Interest expense:
Debt	327	339
Derivative financial instruments - hedging activities	5	6
Other, net	5	13
Fair value (gains) losses on financial instruments:
Cash flow hedges, transfer from equity (see note 18)	(94)	(46)
Net foreign exchange losses on debt	94	46
Net interest expense - debt and other	337	358
Net interest expense - pension and other post-employment benefit plans	33	52
Interest income	(8)	(7)
Net interest expense	362	403

	Year ended December 31,
	2017	2016
Net losses (gains) due to changes in foreign currency exchange rates	141	(74)
Net losses on derivative instruments	34	23
Losses from redemption of debt securities	26	-
Other	2	1
Other finance costs (income)	203	(50)

Net losses (gains) due to changes in foreign currency exchange rates

Net losses (gains) due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.

Net losses on derivative instruments

Net losses on derivative instruments were principally comprised of amounts relating to foreign exchange contracts (see note 18).

Losses from redemption of debt securities

Losses from redemption of debt securities primarily represent premiums incurred for early extinguishment of debt securities (see note 18).